Loan Portfolio and Allowance for Credit Losses - Performance of Loans Modified to Borrowers Experiencing Financial Difficulty (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		$ 1,267	$ 766
New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	513	524
Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		754	242
Current [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		907	636
Current [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	153	394
Current [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		754	242
30 - 59 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	49
30 - 59 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	49
30 - 59 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
60 - 89 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		122	0
60 - 89 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	122	0
60 - 89 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
90+ Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		238	81
90+ Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	238	81
90+ Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Commercial Real Estate [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	0
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | Current [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | Current [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	0
Commercial [Member] | Commercial Real Estate [Member] | Current [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 30 - 59 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	0
Commercial [Member] | Commercial Real Estate [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 60 - 89 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	0
Commercial [Member] | Commercial Real Estate [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	0
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Other [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Other [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	0
Commercial [Member] | Other [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Other [Member] | Current [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Other [Member] | Current [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	0
Commercial [Member] | Other [Member] | Current [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Other [Member] | 30 - 59 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Other [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	0
Commercial [Member] | Other [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Other [Member] | 60 - 89 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Other [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	0
Commercial [Member] | Other [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		1,145	351
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	391	267
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		754	84
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		907	221
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	153	137
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		754	84
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 - 59 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	49
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	49
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 - 89 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		238	81
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	238	81
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	107
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	19
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	88
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	107
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	19
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	88
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 - 59 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 - 89 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		122	308
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	122	238
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	70
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	308
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	238
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	70
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 - 59 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 - 89 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		122	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	122	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Installment [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Installment [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	0
Installment [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Installment [Member] | Current [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Installment [Member] | Current [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	0
Installment [Member] | Current [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Installment [Member] | 30 - 59 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Installment [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	0
Installment [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Installment [Member] | 60 - 89 Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Installment [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	0
Installment [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Installment [Member] | 90+ Days Past Due [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		0	0
Installment [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans	[1]	0	0
Installment [Member] | 90+ Days Past Due [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Performance of modified loans		$ 0	$ 0

[1]	Includes New York, New Jersey, Vermont and Massachusetts.